UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2015

Date of reporting period: 9/30/2015

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.3%

Consumer Discretionary – 14.3%
Auto Components - 1.5%
Drew Industries	34,179	$1,866,515
Standard Motor Products	38,700	1,349,856
Superior Industries International	131,700	2,460,156

		5,676,527

Distributors - 0.4%
Fenix Parts [1]	223,400	1,492,312

Diversified Consumer Services - 1.4%
American Public Education [1]	85,230	1,998,644
Capella Education	71,972	3,564,053

		5,562,697

Household Durables - 0.8%
Cavco Industries [1]	47,904	3,261,783

Internet & Catalog Retail - 0.4%
Gaiam Cl. A [1]	240,500	1,479,075

Leisure Products - 1.4%
Malibu Boats Cl. A [1]	163,600	2,287,128
Smith & Wesson Holding Corporation [1]	174,800	2,948,876

		5,236,004

Media - 1.0%
Global Eagle Entertainment [1,2]	57,400	658,952
New Media Investment Group	107,600	1,663,496
Rentrak Corporation [1,2]	32,100	1,735,647

		4,058,095

Specialty Retail - 5.8%
Boot Barn Holdings [1]	32,000	589,760
Buckle (The)	68,225	2,522,278
Build-A-Bear Workshop [1]	39,500	746,155
Cato Corporation (The) Cl. A	47,800	1,626,634
Citi Trends	76,786	1,795,257
Container Store Group (The) [1,2]	153,700	2,164,096
Destination Maternity	194,900	1,796,978
Kirkland’s	157,680	3,396,427
Shoe Carnival	165,800	3,946,040
Stein Mart	298,078	2,885,395
Zumiez [1]	71,800	1,122,234

		22,591,254

Textiles, Apparel & Luxury Goods - 1.6%
Culp	133,849	4,292,538
Vera Bradley [1]	144,000	1,815,840

		6,108,378

Total		55,466,125

Consumer Staples – 0.6%
Food Products - 0.6%
Limoneira Company	105,300	1,761,669
Waterloo Investment Holdings [1,3]	1,303,907	495,485

Total		2,257,154

Energy – 5.4%
Energy Equipment & Services - 4.3%
Canadian Energy Services & Technology	142,200	657,455
Dawson Geophysical [1]	409,448	1,559,997
Geospace Technologies [1,2]	113,812	1,571,744
Gulf Island Fabrication	341,134	3,592,141
Natural Gas Services Group [1]	153,400	2,960,620
Newpark Resources [1]	37,500	192,000
Profire Energy [1]	467,129	448,444
Tesco Corporation	214,680	1,532,815
Total Energy Services	401,000	4,390,116

		16,905,332

Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping	134,900	1,629,592
Sprott Resource [1]	632,100	288,933
Synergy Resources [1]	223,400	2,189,320

		4,107,845

Total		21,013,177

Financials – 9.7%
Banks - 1.0%
BCB Holdings [1]	1,849,707	153,898
John Marshall Bank [1,4]	65,520	963,144
Park Sterling	185,000	1,258,000
TriState Capital Holdings [1]	123,872	1,544,684

		3,919,726

Capital Markets - 3.7%
FBR & Co.	94,375	1,927,138
Gluskin Sheff + Associates	76,000	1,134,447
GMP Capital	362,700	1,125,199
INTL FCStone [1]	105,069	2,594,154
JMP Group	293,751	1,824,194
Silvercrest Asset Management
Group Cl. A	234,700	2,537,107
U.S. Global Investors Cl. A	219,000	378,870
Westwood Holdings Group	51,227	2,784,187

		14,305,296

Diversified Financial Services - 0.5%
GAIN Capital Holdings	261,200	1,901,536

Insurance - 0.9%
Blue Capital Reinsurance Holdings	30,792	530,238
eHealth [1]	121,200	1,552,572
Navigators Group [1]	16,536	1,289,477

		3,372,287

Real Estate Management & Development - 1.8%
AV Homes [1]	168,700	2,280,824
FRP Holdings [1]	72,840	2,195,398
Kennedy-Wilson Holdings	124,030	2,749,745

		7,225,967

Thrifts & Mortgage Finance - 1.8%
Beneficial Bancorp [1]	117,140	1,553,276
Clifton Bancorp	116,400	1,615,632
Meridian Bancorp	124,300	1,699,181
Westfield Financial	259,754	1,987,118

		6,855,207

Total		37,580,019

Health Care – 11.7%
Biotechnology - 2.4%
BioSpecifics Technologies [1]	26,300	1,145,102
Lexicon Pharmaceuticals [1,2]	68,168	732,124
OPKO Health [1,2]	72,050	605,940
Progenics Pharmaceuticals [1]	415,900	2,378,948
Zealand Pharma [1]	209,158	4,609,429

		9,471,543

Health Care Equipment & Supplies - 6.0%
Avinger [1,2]	83,100	1,222,401
Cerus Corporation [1,2]	304,857	1,384,051
ConforMIS [1,2]	39,300	709,758
CryoLife	264,289	2,571,532
Cynosure Cl. A [1]	55,500	1,667,220
Inogen [1]	32,200	1,563,310
Novadaq Technologies [1,2]	84,979	886,331
Orthofix International [1]	52,700	1,778,625
RTI Surgical [1]	353,500	2,007,880
SurModics [1]	131,678	2,875,847
Synergetics USA [1]	363,600	2,388,852
Syneron Medical [1]	196,985	1,408,443
Trinity Biotech ADR Cl. A	89,170	1,020,105
Vascular Solutions [1]	59,600	1,931,636

		23,415,991

Health Care Providers & Services - 1.0%
CorVel Corporation [1]	61,721	1,993,588
U.S. Physical Therapy	39,060	1,753,404

		3,746,992

Health Care Technology - 0.5%
Castlight Health Cl. B [1,2]	217,300	912,660
Vocera Communications [1]	107,100	1,222,011

		2,134,671

Life Sciences Tools & Services - 0.5%
Harvard Bioscience [1]	464,468	1,755,689

Pharmaceuticals - 1.3%
Agile Therapeutics [1,2]	115,000	775,100
BioDelivery Sciences International [1,2]	163,500	909,060
Theravance Biopharma [1,2]	200,700	2,205,693
Vetoquinol	28,008	1,226,569

		5,116,422

Total		45,641,308

Industrials – 20.7%
Aerospace & Defense - 1.4%
AeroVironment [1]	66,500	1,332,660
CPI Aerostructures [1]	185,744	1,636,405
Vectrus [1]	108,100	2,382,524

		5,351,589

Building Products - 0.6%
AAON	114,262	2,214,398

Commercial Services & Supplies - 1.4%
Heritage-Crystal Clean [1]	111,234	1,142,373
Horizon North Logistics	625,700	1,115,898
Hudson Technologies [1]	398,700	1,184,139
Performant Financial [1]	319,600	773,432
US Ecology	27,100	1,182,915

		5,398,757

Construction & Engineering - 1.0%
MYR Group [1]	108,338	2,838,456
Northwest Pipe [1]	80,000	1,044,800

		3,883,256

Electrical Equipment - 1.3%
Graphite India	1,219,889	1,267,586
LSI Industries	408,213	3,445,318
Power Solutions International [1,2]	19,700	447,387

		5,160,291

Industrial Conglomerates - 0.4%
Raven Industries	97,800	1,657,710

Machinery - 7.2%
CIRCOR International	79,400	3,185,528
FreightCar America	87,791	1,506,493
Gorman-Rupp Company (The)	55,837	1,338,413
Graham Corporation	207,820	3,668,023
Kadant	66,431	2,591,473
Key Technology [1]	317,129	3,824,576
Lindsay Corporation	20,800	1,410,032
Lydall [1]	88,700	2,527,063
NN	129,700	2,399,450
RBC Bearings [1]	39,522	2,360,649
Semperit AG Holding	52,542	1,594,573
Sun Hydraulics	37,500	1,030,125
Tennant Company	11,300	634,834

		28,071,232

Marine - 0.4%
Clarkson	54,200	1,673,083

Professional Services - 5.5%
CRA International [1]	143,706	3,101,175
Exponent	53,994	2,405,973
GP Strategies [1]	83,408	1,903,370
Heidrick & Struggles International	125,400	2,439,030
Kforce	123,900	3,256,092
Marathon Patent Group [1,2]	249,000	460,650
Navigant Consulting [1]	200,300	3,186,773
Resources Connection	300,254	4,524,828

		21,277,891

Road & Rail - 1.3%
Marten Transport	187,185	3,026,782
Patriot Transportation Holding [1,2]	86,589	2,082,465

		5,109,247

Trading Companies & Distributors - 0.2%
Houston Wire & Cable	116,600	739,244

Total		80,536,698

Information Technology – 19.7%
Communications Equipment - 2.8%
CalAmp Corporation [1]	135,000	2,172,150
COM DEV International	434,500	1,426,085
Digi International [1]	220,784	2,603,043
Harmonic [1]	315,700	1,831,060
KVH Industries [1]	301,100	3,011,000

		11,043,338

Electronic Equipment, Instruments & Components - 4.0%
CUI Global [1,2]	312,062	1,613,360
DTS [1]	104,400	2,787,480
Fabrinet [1]	200,269	3,670,931
GSI Group [1]	203,300	2,588,009
Neonode [1,2]	493,465	1,204,055
Newport Corporation [1]	75,700	1,040,875
Perceptron [1]	62,100	471,339
Pure Technologies	88,800	343,355
Vishay Precision Group [1]	167,400	1,940,166

		15,659,570

Internet Software & Services - 1.2%
QuinStreet [1]	587,100	3,258,405
Stamps.com [1]	10,300	762,303
United Online [1]	54,800	548,000

		4,568,708

IT Services - 0.9%
Cass Information Systems	25,600	1,257,728
Computer Task Group	328,942	2,036,151

		3,293,879

Semiconductors & Semiconductor Equipment - 6.0%
Amtech Systems [1]	129,600	557,280
Brooks Automation	281,600	3,297,536
Cascade Microtech [1]	192,900	2,727,606
GSI Technology [1]	170,266	691,280
PDF Solutions [1]	116,600	1,166,000
Photronics [1]	430,300	3,898,518
Rudolph Technologies [1]	187,093	2,329,308
Silicon Motion Technology ADR	28,206	770,306
Ultra Clean Holdings [1]	327,000	1,876,980
Ultratech [1]	147,900	2,369,358
Xcerra Corporation [1]	571,400	3,588,392

		23,272,564

Software - 4.1%
Computer Modelling Group	142,100	1,206,439
ePlus [1]	45,396	3,589,462
Monotype Imaging Holdings	153,842	3,356,832
QAD Cl. A	55,400	1,418,240
Rubicon Project [1]	197,600	2,871,128
SeaChange International [1]	406,700	2,562,210
Zix Corporation [1]	218,500	919,885

		15,924,196

Technology Hardware, Storage & Peripherals - 0.7%
Super Micro Computer [1]	99,211	2,704,492

Total		76,466,747

Materials – 4.4%
Chemicals - 1.9%
BioAmber [1,2]	353,779	1,892,718
FutureFuel Corporation	291,200	2,877,056
Quaker Chemical	31,488	2,427,095

		7,196,869

Metals & Mining - 2.5%
Alamos Gold Cl. A	123,400	456,797
Endeavour Silver [1]	445,300	690,215
Globe Specialty Metals	109,800	1,331,874
Haynes International	83,670	3,166,073
Horsehead Holding Corporation [1,2]	196,203	596,457
Imdex [1]	1,587,292	206,414
McEwen Mining [1,2]	1,119,096	978,873
Olympic Steel	95,970	954,902
Pilot Gold [1]	1,168,325	306,417
Universal Stainless & Alloy Products [1]	104,388	1,104,425

		9,792,447

Total		16,989,316

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 1.0%
ORBCOMM [1]	675,700	3,770,406

Total		3,770,406

Miscellaneous [5] – 4.8%
Total		18,610,116

TOTAL COMMON STOCKS
(Cost $363,996,697)		358,331,066

REPURCHASE AGREEMENT – 7.7%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $29,681,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$30,279,506)
(Cost $29,681,000)		29,681,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 4.2%
U.S. Treasury Bonds
3.00%-3.75%
due 5/15/42-2/15/44	$2,167	2,189
U.S. Treasury Notes
1.75%-2.375%
due 8/31/17-8/15/24	4,558	4,573
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)		16,465,533

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $16,472,295)		16,472,295

TOTAL INVESTMENTS – 104.2%
(Cost $410,149,992)		404,484,361

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.2)%		(16,156,251)

NET ASSETS – 100.0%		$388,328,110

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.4%

Consumer Discretionary – 30.6%
Auto Components - 2.6%
Gentex Corporation	456,400	$7,074,200
STRATTEC SECURITY	94,319	5,947,756

		13,021,956

Automobiles - 0.7%
Thor Industries	65,785	3,407,663

Media - 1.6%
Saga Communications Cl. A	229,782	7,722,973

Multiline Retail - 2.2%
Dillard’s Cl. A	126,900	11,089,791

Specialty Retail - 20.1%
American Eagle Outfitters	720,385	11,259,618
Ascena Retail Group [1]	234,680	3,264,399
Buckle (The)	388,054	14,346,356
Cato Corporation (The) Cl. A	434,868	14,798,558
DSW Cl. A	499,027	12,630,373
GameStop Corporation Cl. A	168,072	6,926,247
Genesco [1]	251,385	14,346,542
Shoe Carnival	579,668	13,796,098
Stein Mart	813,970	7,879,230

		99,247,421

Textiles, Apparel & Luxury Goods - 3.4%
Deckers Outdoor [1]	171,086	9,933,254
Movado Group	268,129	6,925,772

		16,859,026

Total		151,348,830

Consumer Staples – 4.3%
Food & Staples Retailing - 1.4%
Village Super Market Cl. A	282,902	6,679,316

Personal Products - 2.9%
Nu Skin Enterprises Cl. A	345,173	14,248,742

Total		20,928,058

Energy – 5.3%
Energy Equipment & Services - 5.3%
Atwood Oceanics	207,829	3,077,947
Helmerich & Payne	71,200	3,364,912
Matrix Service [1]	640,650	14,395,406
Unit Corporation [1]	454,740	5,120,372

Total		25,958,637

Financials – 12.3%
Banks - 3.6%
Ames National	221,049	5,068,654
Camden National	180,848	7,306,259
City Holding Company	106,855	5,267,951

		17,642,864

Capital Markets - 0.3%
Federated Investors Cl. B	45,296	1,309,055

Insurance - 3.1%
Allied World Assurance Company
Holdings	11,365	433,802
Reinsurance Group of America	163,900	14,847,701

		15,281,503

Thrifts & Mortgage Finance - 5.3%
Genworth MI Canada	684,250	14,741,242
TrustCo Bank Corp. NY	1,994,786	11,649,550

		26,390,792

Total		60,624,214

Industrials – 16.6%
Commercial Services & Supplies - 1.4%
UniFirst Corporation	66,419	7,094,213

Construction & Engineering - 2.0%
MYR Group [1]	374,197	9,803,961

Machinery - 6.8%
Alamo Group	215,166	10,059,011
Federal Signal	769,042	10,543,566
Miller Industries [6]	660,545	12,907,049

		33,509,626

Professional Services - 1.3%
Korn/Ferry International	134,100	4,434,687
TrueBlue [1]	79,600	1,788,612

		6,223,299

Road & Rail - 3.2%
Knight Transportation	44,400	1,065,600
Saia [1]	293,532	9,084,815
Werner Enterprises	236,668	5,940,367

		16,090,782

Trading Companies & Distributors - 1.9%
Applied Industrial Technologies	244,744	9,336,984

Total		82,058,865

Information Technology – 23.7%
Communications Equipment - 4.5%
Brocade Communications Systems	1,339,600	13,905,048
NETGEAR [1]	77,350	2,256,300
TESSCO Technologies	303,977	6,395,676

		22,557,024

Electronic Equipment, Instruments & Components - 15.6%
Benchmark Electronics [1]	697,888	15,186,043
Fabrinet [1]	785,888	14,405,327
Key Tronic [1]	513,006	5,140,320
PC Connection	719,271	14,910,488
Rofin-Sinar Technologies [1]	226,353	5,869,333
ScanSource [1]	195,937	6,947,926
Vishay Intertechnology	1,508,599	14,618,324

		77,077,761

Semiconductors & Semiconductor Equipment - 3.0%
MKS Instruments	438,598	14,706,191

Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer [1]	106,200	2,895,012

Total		117,235,988

Materials – 2.2%
Chemicals - 0.9%
Innospec	92,296	4,292,687

Metals & Mining - 1.3%
Reliance Steel & Aluminum	124,700	6,735,047

Total		11,027,734

Miscellaneous [5] – 1.4%
Total		7,085,174

TOTAL COMMON STOCKS
(Cost $471,967,922)		476,267,500

REPURCHASE AGREEMENT – 24.8%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $122,674,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$125,130,663)
(Cost $122,674,000)		122,674,000

TOTAL INVESTMENTS – 121.2%
(Cost $594,641,922)		598,941,500

LIABILITIES LESS CASH
AND OTHER ASSETS – (21.2)%		(104,775,872)

NET ASSETS – 100.0%		$494,165,628

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2015. Total market value of loaned securities as of September 30, 2015, was as follows:

		Market Value
	Micro-Cap Portfolio	$16,050,193
[3]
A security for which market quotations are not readily available represents 0.1% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[4]	This security is defined as a Level 2 security due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2015 and less than 1% of net assets.
[6]
At September 30, 2015, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Tax Information:
At September 30, 2015, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$410,198,469	$(5,714,108)	$62,963,749	$68,677,857
Small-Cap Portfolio	595,275,562	3,665,938	52,204,679	48,538,741

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2015. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common Stocks	$346,294,783	$11,540,798	$495,485	$358,331,066
Cash Equivalents	16,472,295	29,681,000	–	46,153,295
Small-Cap Portfolio
Common Stocks	476,267,500	–	–	476,267,500
Cash Equivalents	–	122,674,000	–	122,674,000

Level 3 Reconciliation:

Unrealized
	Balance as of 12/31/14	Gain (Loss)	Balance as of 9/30/15

Micro-Cap Portfolio
Common Stocks	$ 495,485	$ –	$ 495,485

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/15	Technique(s)	Input(s)	Range Average	Input [1]

Micro-Cap Portfolio
Common Stocks	$495,485	Market Approach	Liquidity Discount	30%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An "Affiliated Company," as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2015:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/14	12/31/14	Purchases	Sales	Gain (Loss)	Income	9/30/15	9/30/15

Micro-Cap Portfolio
Key Technology[1]	313,129	$4,008,051	$174,060	$141,100	$(11,700)	$–
		4,008,051			(11,700)	–
Small-Cap Portfolio
Key Tronic[1]	607,681	4,824,987	5,260	1,100,814	(143,462)	–
Miller Industries	649,645	13,506,119	474,342	245,900	524	317,990	660,545	$12,907,049
TESSCO Technologies[1]	428,561	12,428,269	149,710	5,012,643	(2,066,570)	249,013
		30,759,375			(2,209,508)	567,003		12,907,049

1Not an Affiliated Company at September 30, 2015.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Capital Fund
Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Capital Fund
Date: November 20, 2015

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Capital Fund
Date: November 20, 2015